Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2023
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

		December 31	December 31

(in thousands)	Note	2023	2022

Intangible assets		$1,886	$2,270

Debt issue costs - Revolving Facility	1 7 .1	5,496	5,757

Refundable deposit - 777 PMPA		8,717	8,073

Subscription Rights		4,510	-

Other		5,861	3,691

Total other long-term assets		$26,470	$19,791